Morgan, Lewis & Bockius llp Suite 4400 355 South Grand Avenue Los Angeles, CA 90071 Laurie Dee +1.714.830.0679 laurie.dee@morganlewis.com

September 28, 2015

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust (File Nos. 333-122901 and 811-21719) Filing Pursuant to Rule 485(b)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) Post-Effective Amendment No. 681 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 694 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Registrant’s Oak Ridge Small Cap Growth Fund, Oak Ridge Large Cap Growth Fund, Oak Ridge Dividend Growth Fund and Oak Ridge Growth Opportunity Fund (the “Series”).

The Amendment is being filed for the purpose of updating the financial information and other non-material information contained in the prospectus and statement of additional information for the Series currently in effect.  As noted on its facing page, the Amendment is being filed under paragraph (b) of Rule 485 under the 1933 Act to become effective on September 30, 2015.  We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Sincerely,

/s/ Laurie Dee
Laurie Dee

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